Note 19 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 19 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value	$ 2,599	$ 1,697
Fair Value, Inputs, Level 2 [Member]
Note 19 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value		1,697
Fair Value, Inputs, Level 3 [Member]
Note 19 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value	$ 2,599